Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Stock Options/Shares Outstanding, Weighted-Average Exercise Price, and Additional Disclosures [Abstract]
Stock Options/Shares, Outstanding at Beginning of the Period	5,180,391	5,718,256	9,115,010
Stock Options/Shares, Exercised	(1,281,646)	(513,293)	(3,333,467)
Stock Options/Shares, Cancelled	(8,614)	(24,572)	(63,287)
Stock Options/Shares, Outstanding at End of the Period	3,890,131	5,180,391	5,718,256
Stock Options/Shares, Exercisable at End of Period	3,890,131	4,942,077	4,869,805
Weighted-Average Exercise Price, Outstanding at Beginning of the Period	$ 40.38	$ 39.25	$ 34.52
Weighted-Average Exercise Price, Exercised	33.66	27.48	26.36
Weighted-Average Exercise Price, Cancelled	48.20	45.08	36.74
Weighted-Average Exercise Price, Outstanding at End of the Period	42.58	40.38	39.25
Weighted-Average Exercise Price, Exercisable at End of Period	$ 42.58	$ 39.68	$ 37.67
Weighted-Average Remaining Contractual Term, Outstanding at the End of the Period	3 years 3 months 18 days	3 years 8 months 12 days	4 years 4 months 24 days
Weighted-Average Remaining Contractual Term, Exercisable at End of Period	3 years 3 months 18 days	3 years 7 months 6 days	4 years
Aggregate Intrinsic Value, Outstanding at the End of the Period	$ 53	$ 32	$ 115
Aggregate Intrinsic Value, Exercisable at End of Period	$ 53	$ 34	$ 105